SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2021	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	2,589	—	—
Available-for-sale debt securities	—	220	—
Employee benefit plan assets	5	—	—

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	1,788	—	—
Available-for-sale debt securities	—	—	296
Employee benefit plan assets	13	—	—

Schedule of assets measured at fair value on a non-recurring basis

As of December 31, 2021		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	33	33	24
Operating lease right-of-use assets	88	88	48
Intangible assets	2,556	2,556	245
Long-term investment	—	—	63

As of December 31, 2022		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	38	38	218
Operating lease right-of-use assets	336	336	76
Intangible assets	388	388	170
Long-term investment	11	11	27

Summary of total assets for operating segments, reconciled to consolidated amounts

	As of December 31,
	2021			2022
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	45,353	17,916	63,269	43,729	17,778	61,507

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2021	2022
China	11,231	10,637
Germany	1,263	2,458
All others	291	767
Total	12,785	13,862

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2021	2022
China	33,143	31,684
Germany	13,884	13,501
All others	2,929	3,288
Total	49,956	48,473